BNY Mellon Funds Trust

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

October 1, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	BNY Mellon Funds Trust (the “Fund”)
Registration Statement on Form N-1A (File Nos. 333-34844 and 811-9903)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

each Prospectus and the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from those contained in Post-Effective Amendment No. 27 to the Fund’s Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 27 to the Fund’s Registration Statement on Form N-1A was filed electronically on September 25, 2009.

BNY MELLON FUNDS TRUST

By: /s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President